Investments in Equity-Accounted Investees - Company's Share in Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Company's share in income (loss)	$ 7	$ 7	$ (77)
Trident Microsystems, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Company's share in income (loss)			82
ASMC [Member]
Schedule of Equity Method Investments [Line Items]
Company's share in income (loss)	1	3	3
ASEN [Member]
Schedule of Equity Method Investments [Line Items]
Company's share in income (loss)	$ 6	$ 4	$ 2